EARNINGS PER SHARE (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Profit for the year	R 1,328.7	R 1,281.4	R 1,123.8
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares
Weighted average number of ordinary shares in issue (in shares)	861,240,788	859,538,847	856,760,797
Effect of equity-settled share-based payment (in shares)	4,306,645	5,423,357	4,203,336
Dilutive weighted average issued shares (in shares)	865,547,433	864,962,204	860,964,133
SA cents per share
Basic EPS (in SA cents per share)	R 1.543	R 1.491	R 1.312
Diluted EPS (in SA cents per share)	R 1.535	R 1.482	R 1.306